Sales and other operating revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of revenue from contracts with customers, by product

			$ million
	2024	2023	2022
Crude oil	2,219	2,413	6,309
Oil products	121,019	128,969	149,854
Natural gas, LNG and NGLs	24,464	29,541	41,770
Non-oil products and other revenues from contracts with customers	13,362	10,298	7,896
Revenue from contracts with customers	161,064	171,221	205,829
Other operating revenues[a]	28,121	38,909	35,563
Total sales and other operating revenues	189,185	210,130	241,392